Greg Carney Counsel greg.carney@dentons.com D +1 213 243 6105	Dentons US LLP 601 South Figueroa Street Suite 2500 Los Angeles, CA 90017-5704 United States dentons.com

April 4, 2019

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Dear Ladies and Gentlement:

On behalf of Telemynd, Inc. (the “Registrant”), we hereby submit on a confidential basis a Registration Statement on Form 10 (the “Registration Statement”). We hereby confirm that the Registrant will publicly file this Registration Statement and nonpublic draft submissions at least 15 days prior to the anticipated effective date of the Registration Statement for its listing on a national securities exchange.

Sincerely,

/s/ Greg Carney
Greg Carney
Counsel

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